Receivables (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Receivables

Receivables, net consist of (in thousands):

	June 30, 2012	March 31, 2012
Trade receivables:
Credit risk assumed by factors	$106,530	$125,219
Credit risk retained by Company	29,963	28,021
Receivables due from licensees	7,301	6,026

	143,794	159,266
Less allowances (1):	(39,094)	(32,040)

	$104,700	$127,226

(1)

Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.

Receivables consist of (in thousands):

	March 31, 2012	April 2, 2011
Trade receivables:
Credit risk assumed by factors	$125,219	$82,111
Credit risk retained by Company	28,021	20,543
Receivables due from licensees	6,026	5,315

	159,266	107,969
Less allowances (1):	(32,040)	(27,888)

	$127,226	$80,081

(1)

Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.